Schedule of Investments
(unaudited)
January 31, 2025
BlackRock China A Opportunities Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 2.4%
SF Holding Co. Ltd. , Class A ............ 70,600 $ 380,361
Automobile Components — 1.4%
Autel Intelligent Technology Corp. Ltd. , Class A 42,686 228,191
Automobiles — 4.9%
BYD Co. Ltd. , Class A ................. 12,800 481,987
Great Wall Motor Co. Ltd. , Class A ........ 41,400 141,140
Guangzhou Automobile Group Co. Ltd. , Class A 12,500 14,732
Seres Group Co. Ltd. , Class A ........... 7,700 140,532
778,391
Banks — 9.5%
Agricultural Bank of China Ltd. , Class A ..... 19,900 14,039
Bank of Communications Co. Ltd. , Class A ... 60,388 59,886
Bank of Jiangsu Co. Ltd. , Class A ......... 58,000 78,788
Bank of Ningbo Co. Ltd. , Class A ......... 12,240 44,228
China Merchants Bank Co. Ltd. , Class A .... 116,150 647,280
Huaxia Bank Co. Ltd. , Class A ........... 150,900 156,860
Industrial & Commercial Bank of China Ltd. ,
Class A ........................ 11,000 10,257
Industrial Bank Co. Ltd. , Class A .......... 48,400 134,647
Shanghai Pudong Development Bank Co. Ltd. ,
Class A ........................ 241,729 352,625
1,498,610
Beverages — 5.8%
Kweichow Moutai Co. Ltd. , Class A ........ 2,324 457,989
Wuliangye Yibin Co. Ltd. , Class A ......... 26,225 458,746
916,735
Biotechnology — 0.9%
(a)
BeiGene Ltd. , Class A ................. 4,381 114,490
Bio-Thera Solutions Ltd. , Class A ......... 9,502 24,243
138,733
Capital Markets — 6.6%
China Galaxy Securities Co. Ltd. , Class A ... 11,500 21,994
China International Capital Corp. Ltd. , Class A 11,300 48,175
China Merchants Securities Co. Ltd. , Class A . 22,300 54,991
CITIC Securities Co. Ltd. , Class A ......... 62,125 229,123
East Money Information Co. Ltd. , Class A .... 42,900 135,028
Huatai Securities Co. Ltd. , Class A ........ 157,400 366,775
SDIC Capital Co. Ltd. , Class A ........... 39,500 38,420
SooChow Securities Co. Ltd. , Class A ...... 137,300 141,521
1,036,027
Chemicals — 3.2%
KBC Corp. Ltd. , Class A
(a)
.............. 6,221 16,332
Yunnan Yuntianhua Co. Ltd. , Class A ...... 40,507 127,868
Zhejiang Longsheng Group Co. Ltd. , Class A . 4,300 5,692
Zhejiang NHU Co. Ltd. , Class A .......... 114,900 353,948
503,840
Communications Equipment — 2.3%
Yealink Network Technology Corp. Ltd. , Class A 49,244 277,129
ZTE Corp. , Class A .................. 16,126 88,281
365,410
Construction & Engineering — 0.7%
China National Chemical Engineering Co. Ltd. ,
Class A ........................ 30,500 31,103
Shanghai Construction Group Co. Ltd. , Class A 217,500 74,178
105,281
Construction Materials — 1.7%
Anhui Conch Cement Co. Ltd. , Class A ..... 76,990 262,715
Security
Shares
Shares Value
Electrical Equipment — 6.6%
China XD Electric Co. Ltd. , Class A ........ 54,400 $ 54,286
Contemporary Amperex Technology Co. Ltd. ,
Class A ........................ 21,549 762,091
Goldwind Science & Technology Co. Ltd. , Class
A ............................ 30,500 40,110
Pylon Technologies Co. Ltd. , Class A ....... 12,889 66,703
Sunwoda Electronic Co. Ltd. , Class A ...... 4,300 12,601
Zhejiang Chint Electrics Co. Ltd. , Class A .... 32,900 99,665
1,035,456
Electronic Equipment, Instruments & Components — 11.6%
Avary Holding Shenzhen Co. Ltd. , Class A ... 7,100 39,455
BOE Technology Group Co. Ltd. , Class A .... 616,100 376,078
China Railway Signal & Communication Corp.
Ltd. , Class A ..................... 205,566 163,949
GoerTek, Inc. , Class A ................ 48,400 183,890
Lingyi iTech Guangdong Co. , Class A ...... 294,800 343,896
Luxshare Precision Industry Co. Ltd. , Class A . 24,370 134,708
Shennan Circuits Co. Ltd. , Class A ........ 5,100 91,492
Shenzhen JPT Opto-Electronics Co. Ltd. , Class
A ............................ 4,767 31,469
Shenzhen Sunlord Electronics Co. Ltd. , Class A 9,000 37,837
Tianma Microelectronics Co. Ltd. , Class A
(a)
.. 220,536 253,307
Zhejiang Crystal-Optech Co. Ltd. , Class A ... 55,588 167,031
1,823,112
Energy Equipment & Services — 0.7%
China Petroleum Engineering Corp. , Class A . 45,500 21,466
Offshore Oil Engineering Co. Ltd. , Class A ... 125,500 92,400
113,866
Food Products — 1.5%
Inner Mongolia Yili Industrial Group Co. Ltd. ,
Class A ........................ 30,300 115,796
Muyuan Foods Co. Ltd. , Class A .......... 25,400 129,616
245,412
Health Care Equipment & Supplies — 0.8%
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd. , Class A ..................... 4,197 133,884
Health Care Providers & Services — 0.1%
Shanghai Pharmaceuticals Holding Co. Ltd. ,
Class A ........................ 4,100 11,302
Household Durables — 5.8%
Gree Electric Appliances, Inc. of Zhuhai , Class
A ............................ 34,815 214,197
Haier Smart Home Co. Ltd. , Class A ....... 98,100 372,993
Hisense Visual Technology Co. Ltd. , Class A . 6,000 19,447
Midea Group Co. Ltd. , Class A ........... 30,387 307,536
914,173
Independent Power and Renewable Electricity Producers — 1.8%
China Yangtze Power Co. Ltd. , Class A ..... 32,800 129,490
GD Power Development Co. Ltd. , Class A ... 135,200 77,659
Inner Mongolia MengDian HuaNeng Thermal
Power Corp. Ltd. , Class A ............ 125,101 71,695
278,844
Insurance — 5.8%
China Pacific Insurance Group Co. Ltd. , Class A 30,500 135,312
People's Insurance Co. Group of China Ltd.
(The) , Class A .................... 130,700 128,241
Ping An Insurance Group Co. of China Ltd. ,
Class A ........................ 92,440 645,578
909,131

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock China A Opportunities Fund
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.5%
WuXi AppTec Co. Ltd. , Class A ........... 11,400 $ 86,492
Machinery — 4.1%
China International Marine Containers Group
Co. Ltd. , Class A .................. 135,800 151,507
CRRC Corp. Ltd. , Class A .............. 127,790 130,316
Henan Thinker Automatic Equipment Co. Ltd. ,
Class A ........................ 4,300 13,891
Shanghai Zhenhua Heavy Industries Co. Ltd. ,
Class A ........................ 37,800 20,234
Weichai Power Co. Ltd. , Class A .......... 114,800 226,644
Zhengzhou Coal Mining Machinery Group Co.
Ltd. , Class A ..................... 58,000 104,686
647,278
Marine Transportation — 0.3%
COSCO SHIPPING Specialized Carriers Co.
Ltd. , Class A ..................... 44,300 41,537
Metals & Mining — 7.2%
Baoshan Iron & Steel Co. Ltd. , Class A ..... 186,910 179,077
CMOC Group Ltd. , Class A ............. 216,600 215,697
Shandong Nanshan Aluminum Co. Ltd. , Class A 643,200 358,333
Western Mining Co. Ltd. , Class A ......... 111,700 267,301
Zijin Mining Group Co. Ltd. , Class A ....... 50,000 112,147
1,132,555
Oil, Gas & Consumable Fuels — 0.8%
PetroChina Co. Ltd. , Class A ............ 110,300 124,902
Pharmaceuticals — 3.0%
Asymchem Laboratories Tianjin Co. Ltd. , Class
A ............................ 1,600 16,344
Dong-E-E-Jiao Co. Ltd. , Class A .......... 29,900 248,641
Jiangsu Hengrui Pharmaceuticals Co. Ltd. ,
Class A ........................ 7,377 45,126
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A 7,800 30,040
Youcare Pharmaceutical Group Co. Ltd. , Class
A ............................ 7,482 15,062
Yunnan Baiyao Group Co. Ltd. , Class A ..... 7,421 58,844
Zhejiang Medicine Co. Ltd. , Class A ....... 29,000 59,835
473,892
Real Estate Management & Development — 0.1%
Shanghai SMI Holding Co. Ltd. , Class A .... 25,000 14,249
Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro-Fabrication Equipment, Inc. ,
Class A ........................ 6,051 149,668
Bestechnic Shanghai Co. Ltd. , Class A ..... 538 29,211
Cambricon Technologies Corp. Ltd. , Class A
(a)
41 3,240
Hoyuan Green Energy Co. Ltd. .......... 9,592 20,296
Hygon Information Technology Co. Ltd. , Class A 300 5,292
Motorcomm Electronic Technology Co. Ltd. ,
Class A
(a)
....................... 1,193 14,486
Rockchip Electronics Co. Ltd. ........... 1,500 34,000
Trina Solar Co. Ltd. , Class A ............ 92,645 217,701
473,894
Software — 3.2%
Beijing Kingsoft Office Software, Inc. , Class A . 2,681 116,179
DBAPP Security Ltd. , Class A
(a)
.......... 14,816 88,470
Fujian Foxit Software Development JSC Ltd. ,
Class A ........................ 5,529 54,540
Hundsun Technologies, Inc. , Class A ....... 6,100 21,756
Sangfor Technologies, Inc. , Class A ....... 20,340 166,102
Topsec Technologies Group, Inc. , Class A ... 60,700 59,657
506,704
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 0.6%
Anker Innovations Technology Co. Ltd. , Class A 5,600 $ 83,430
IEIT Systems Co. Ltd. , Class A ........... 1,500 10,677
94,107
Trading Companies & Distributors — 0.2%
Sumec Corp. Ltd. , Class A .............. 21,700 28,269
Wireless Telecommunication Services — 1.0%
China United Network Communications Ltd. ,
Class A ........................ 227,079 151,952
Total Long-Term Investments — 98 .1%
(Cost: $ 14,356,791 ) ............................... 15,455,305
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.26%
(b) (c)
.................. 336,074 336,074
Total Short-Term Securities — 2 .1%
(Cost: $ 336,074 ) ................................. 336,074
Total Investments — 100 .2%
(Cost: $ 14,692,865 ) ............................... 15,791,379
Liabilities in Excess of Other Assets — (0.2) % ............. (35,134)
Net Assets — 100.0% ...............................
$ 15,756,245
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock China A Opportunities Fund
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 227,421 $ 108,653
(a)
$ — $ — $ — $ 336,074 336,074 $ 1,444 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock China A Opportunities Fund
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE China A50 Index ...................................................... 21 02/27/25 $ 278 $ 5,988
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ — $ 15,455,305 $ — $ 15,455,305
Short-Term Securities
Money Market Funds ...................................... 336,074 — — 336,074
$ 336,074 $ 15,455,305 $ — $ 15,791,379
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 5,988 $ — $ 5,988
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
JSC Joint Stock Company